Drilling units, machinery and equipment, net (Tables)	6 Months Ended
Jun. 30, 2017
Drilling Units, Machinery And Equipment, Net [Abstract]
Drilling units, machinery and equipment, net
	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2016	$3,691,939	(1,253,647)	2,438,292
Additions	7,572	-	7,572
Disposal of assets	(1,042)	713	(329)
Assets transferred as held for sale	(600,576)	541,568	(59,008)
Depreciation	-	(61,928)	(61,928)
Balance June 30, 2017	$3,097,893	(773,294)	2,324,599